Schedule of Investments PIMCO Municipal Income Fund III	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 180.7% ¤
MUNICIPAL BONDS & NOTES 180.3%
ALABAMA 8.0%
Alabama State Docks Department Revenue Bonds, Series 2010 6.000% due 10/01/2040	$1,000	$1,047
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	7,500	9,040
7.900% due 10/01/2050	19,000	18,267
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	559
5.250% due 05/01/2044	1,000	1,154
		30,067
ARIZONA 4.6%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	1,000	1,116
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	750	775
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	15,648
		17,539
CALIFORNIA 13.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,559
5.000% due 10/01/2042	3,260	3,388
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	12,000	13,708
California Health Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	1,500	1,563
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,210
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	1,100	1,200
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,352
5.500% due 03/01/2040	3,200	3,253
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	3,000	3,768
California Statewide Communities Development Authority Revenue Bonds, Series 2010 6.250% due 10/01/2039	1,000	1,000
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	3,000	3,207
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	3,147
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	849
Palomar Health, California Certificates of Participation Bonds, Series 2009 6.750% due 11/01/2039	1,250	1,255
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,716
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 5.000% due 06/01/2037	6,200	6,233
		49,408
COLORADO 3.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (c)	1,500	1,710
Colorado Health Facilities Authority Revenue Bonds, Series 2010 5.000% due 01/01/2040	2,000	2,018
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	5,000	5,589
4.000% due 08/01/2044	2,000	2,166
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,380
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	764
Regional Transportation District, Colorado Revenue Bonds, Series 2010 6.000% due 01/15/2034	500	515

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

		14,142
CONNECTICUT 0.3%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010 7.875% due 04/01/2039	1,250	1,290
DISTRICT OF COLUMBIA 1.3%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	2,000	2,490
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 5.550% due 08/01/2037	2,400	2,439
		4,929
FLORIDA 9.6%
Broward County, Florida Airport System Revenue Bonds, Series 2009 5.375% due 10/01/2029	500	502
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011 5.000% due 10/01/2041	3,000	3,223
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	145	150
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 8.039% due 10/01/2039 (d)	5,000	5,354
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	4,354
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	1,118
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 5.000% due 10/01/2043 (c)	12,000	14,777
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,616
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,194
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (c)	3,750	4,090
		36,378
GEORGIA 5.5%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,600	3,868
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (c)	3,000	3,480
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,377
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	10,930
		20,655
HAWAII 0.4%
Hawaii Pacific Health Revenue Bonds, Series 2010 5.500% due 07/01/2040	1,500	1,546
ILLINOIS 14.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	4,000	4,229
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,500	4,244
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	449
5.500% due 01/01/2042	1,000	1,111
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	8,161
5.500% due 01/01/2034	2,665	2,999
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,584
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	2,073
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	3,750	3,862
Illinois Finance Authority Revenue Bonds, Series 2010 6.000% due 08/15/2038	1,000	1,017
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (c)	3,000	3,144
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	1,030	1,019
5.250% due 12/01/2052 ^(a)	1,250	438
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,182
5.000% due 05/01/2041	1,500	1,690
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	7,000	8,017

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,686
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	734
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (c)	3,900	4,710
		56,349
INDIANA 1.0%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,724
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	1,105	1,212
		3,936
IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	391	420
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	350	351
		772
KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (c)	2,000	2,156
		2,156
KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 6.375% due 06/01/2040	2,000	2,065
LOUISIANA 3.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (c)	4,000	4,416
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,568
6.000% due 10/01/2044	1,000	1,047
6.500% due 11/01/2035	400	421
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,165
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	4,656
		14,273
MARYLAND 1.8%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (c)	3,600	4,038
Maryland Economic Development Corp. Revenue Bonds, Series 2010 5.750% due 06/01/2035	1,000	1,029
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	700	742
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	1,000	1,080
		6,889
MASSACHUSETTS 9.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2037 (c)	4,000	4,566
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,132
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,712
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037	275	277
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 0.000% due 11/15/2056 (b)(e)	140	41
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (c)	2,500	2,721
5.000% due 01/01/2047	1,000	1,149
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	528
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (c)	3,000	3,711

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (c)	15,745	16,713
		34,550
MICHIGAN 3.8%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (c)	3,000	3,358
4.000% due 12/01/2040 (c)	500	554
5.000% due 12/01/2031 (c)	1,200	1,474
5.000% due 12/01/2046 (c)	2,500	2,956
Michigan State Hospital Finance Authority Revenue Bonds, Series 2016 4.000% due 11/15/2047 (c)	5,000	5,443
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	12,500	435
		14,220
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,969
MISSOURI 0.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2036	425	528
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	200	185
Manchester, Missouri Tax Allocation Bonds, Series 2010 6.875% due 11/01/2039	500	501
		1,214
NEBRASKA 3.5%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	5,500	7,538
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012 4.000% due 02/01/2046 (c)	5,500	5,715
		13,253
NEVADA 2.2%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (c)	4,545	5,011
5.000% due 05/01/2048	2,000	2,421
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	11,000	1,032
		8,464
NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2009 6.125% due 10/01/2039	2,000	2,000
NEW JERSEY 8.7%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,657
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	4,500	5,352
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,261
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	3,200	2,069
New Jersey Turnpike Authority Revenue Bonds, Series 2019 4.000% due 01/01/2048	3,000	3,357
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	1,040
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,479
5.000% due 06/01/2046	8,500	9,422
5.250% due 06/01/2046	2,000	2,311
		32,948
NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 5.900% due 06/01/2040	1,000	1,029
NEW YORK 22.5%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009 6.250% due 07/15/2040	9,800	9,939
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,298

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2047	3,000	3,375
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,247
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042 (c)	5,500	6,099
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	51
6.700% due 01/01/2049	863	863
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009 7.000% due 03/01/2049	10,450	10,505
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042 (c)	2,000	2,235
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.000% due 05/01/2043 (c)	9,000	10,123
New York City, New York Water & Sewer System Revenue Bonds, Series 2017 5.000% due 06/15/2048 (c)	7,500	8,982
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	2,440
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.000% due 11/15/2044	11,000	11,769
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,106
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	1,000	1,113
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046 (c)	7,000	7,849
		84,994
NORTH CAROLINA 2.4%
New Hanover County, North Carolina Revenue Bonds, Series 2011 5.000% due 10/01/2028	6,000	6,327
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,701
		9,028
OHIO 17.1%
Allen County, Ohio Revenue Bonds, Series 2010 5.000% due 06/01/2038	500	512
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,097
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	945	945
5.875% due 06/01/2047	8,400	8,437
6.250% due 06/01/2037	5,000	5,127
6.500% due 06/01/2047	30,350	31,157
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	9,310	10,122
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,500	1,589
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,501
		64,487
OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,600	1,905
PENNSYLVANIA 6.6%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012 5.000% due 11/01/2044	6,600	7,041
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009 5.500% due 12/01/2039	100	101
Pennsylvania State University Revenue Bonds, Series 2018 5.000% due 09/01/2043 (c)	5,000	6,168
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009 5.125% due 12/01/2040	3,000	3,019
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	5,000	5,599
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,067
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012 5.625% due 07/01/2042	1,645	1,786
		24,781
PUERTO RICO 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,624	2,031
4.750% due 07/01/2053	2,532	2,634
5.000% due 07/01/2058	4,460	4,713

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 0.000% due 08/01/2042 (b)	1,700	85
		9,463
SOUTH CAROLINA 2.5%
Greenwood County, South Carolina Revenue Bonds, Series 2009 5.375% due 10/01/2039	1,000	1,000
South Carolina Ports Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040	800	824
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,603
5.500% due 12/01/2053	1,750	1,977
		9,404
TENNESSEE 1.3%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016 5.125% due 12/01/2042	2,500	2,567
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.625% due 10/01/2039	1,250	1,254
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	1,000	1,035
		4,856
TEXAS 14.8%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,996
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,774
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,121
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,300	1,304
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,500	5,021
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (c)	4,000	4,812
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (c)	5,000	5,288
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,720
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (c)	300	337
4.000% due 08/15/2035 (c)	800	897
4.000% due 08/15/2036 (c)	600	671
4.000% due 08/15/2037 (c)	900	1,003
4.000% due 08/15/2040 (c)	900	996
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,131
5.500% due 09/01/2041	600	647
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,673
5.000% due 01/01/2048	1,250	1,471
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	576
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	183
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	8,925	10,416
Texas Water Development Board Revenue Bonds, Series 2018
4.000% due 10/15/2038 (c)	5,000	5,685
5.000% due 04/15/2049	1,000	1,225
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,466
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	540
		55,953
UTAH 0.9%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	3,000	3,360
		3,360
VIRGINIA 3.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,108
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	17
6.000% due 06/01/2043	611	613
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (c)	5,000	5,634

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	4,000	4,547
		11,919
WASHINGTON 2.2%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	4,439
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	1,080
Washington Health Care Facilities Authority Revenue Bonds, Series 2010 5.500% due 12/01/2039	500	524
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	1,250	1,484
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	890
		8,417
WEST VIRGINIA 0.7%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,103
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (c)	1,500	1,663
		2,766
WISCONSIN 4.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	3,102
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,647
7.000% due 07/01/2048	750	813
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013 5.000% due 04/01/2038	3,500	3,838
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010 5.625% due 04/15/2039	1,000	1,023
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,626
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (c)	2,000	2,185
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,419
		17,653
Total Municipal Bonds & Notes (Cost $615,114)		681,027
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (f) 0.4%		1,636
Total Short-Term Instruments (Cost $1,636)		1,636
Total Investments in Securities (Cost $616,750)		682,663
Total Investments 180.7% (Cost $616,750)		$682,663
Auction Rate Preferred Shares (41.0)%		(154,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.0)%		(34,137)
Other Assets and Liabilities, net (30.7)%		(116,078)
Net Assets Applicable to Common Shareholders 100.0%		$377,748

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.
(d)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2019.
(e)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$5	$41	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$1,636	U.S. Treasury Notes 2.250% due 03/31/2021	$(1,672)	$1,636	$1,636
Total Repurchase Agreements						$(1,672)	$1,636	$1,636

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$30,067	$0	$30,067
Arizona	0	17,539	0	17,539
California	0	49,408	0	49,408
Colorado	0	14,142	0	14,142
Connecticut	0	1,290	0	1,290
District of Columbia	0	4,929	0	4,929
Florida	0	36,378	0	36,378
Georgia	0	20,655	0	20,655
Hawaii	0	1,546	0	1,546
Illinois	0	56,349	0	56,349
Indiana	0	3,936	0	3,936
Iowa	0	772	0	772
Kansas	0	2,156	0	2,156
Kentucky	0	2,065	0	2,065
Louisiana	0	14,273	0	14,273
Maryland	0	6,889	0	6,889
Massachusetts	0	34,550	0	34,550
Michigan	0	14,220	0	14,220
Minnesota	0	1,969	0	1,969
Missouri	0	1,214	0	1,214
Nebraska	0	13,253	0	13,253
Nevada	0	8,464	0	8,464
New Hampshire	0	2,000	0	2,000
New Jersey	0	32,948	0	32,948
New Mexico	0	1,029	0	1,029
New York	0	84,994	0	84,994
North Carolina	0	9,028	0	9,028
Ohio	0	64,487	0	64,487
Oklahoma	0	1,905	0	1,905
Pennsylvania	0	24,781	0	24,781
Puerto Rico	0	9,463	0	9,463
South Carolina	0	9,404	0	9,404
Tennessee	0	4,856	0	4,856
Texas	0	55,953	0	55,953

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2019 (Unaudited)

Utah	0	3,360	0	3,360
Virginia	0	11,919	0	11,919
Washington	0	8,417	0	8,417
West Virginia	0	2,766	0	2,766
Wisconsin	0	17,653	0	17,653
Short-Term Instruments
Repurchase Agreements	0	1,636	0	1,636

Total Investments	$0	$682,663	$0	$682,663

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced